Consolidated Statement of Profit or Loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Sales of goods	S/ 1,978,071	S/ 1,950,075	S/ 2,115,746
Cost of sales	(1,249,545)	(1,260,623)	(1,463,715)
Gross profit	728,526	689,452	652,031
Operating income (expenses)
Administrative expenses	(253,383)	(231,967)	(225,439)
Selling and distribution expenses	(81,410)	(69,569)	(67,375)
Other operating (expense) income, net	(2,700)	(13,810)	(3,899)
Impairment to retirement of property, plant and equipment		(36,551)
Total operating expenses, net	(337,493)	(351,897)	(296,713)
Operating profit	391,033	337,555	355,318
Other income (expenses)
Finance income	6,298	7,246	3,306
Finance costs	(100,308)	(104,045)	(95,105)
Net gain (loss) on derivative financial instruments recognized at fair value through profit or loss		19	(59)
(Loss) gain from exchange difference, net	(836)	4,933	(1,040)
Total other expenses, net	(94,846)	(91,847)	(92,898)
Profit before income tax	296,187	245,708	262,420
Income tax expense	(97,312)	(76,808)	(85,592)
Profit for the year	S/ 198,875	S/ 168,900	S/ 176,828
Earnings per share
Basic income attributable to holders of common and investment shares of Cementos Pacasmayo S.A.A. (S/per share) (in Nuevos Soles per share)	S/ 0.46	S/ 0.39	S/ 0.41